Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share

8. EARNINGS PER SHARE

The calculation of basic and diluted earnings per share has been calculated by dividing the loss for the period attributable to ordinary shareholders of $100,929 (2020: $240,980, 2019: $132,807), by the weighted average number of A Ordinary shares outstanding of 163,255,784 (2020: 132,192,880, 2019: 131,757,738) during the year ended December 31, 2021:

Loss attributable to ordinary shareholders:	2019		2020		2021
	BASIC	DILUTED	BASIC	DILUTED	BASIC	DILUTED
Loss for the year, attributable to equity holders of the parent	$(132,807)	$(132,807)	$(240,980)	$(240,980)	$(100,929)	$(100,929)
Loss attributable to ordinary shareholders	(132,807)	(132,807)	(240,980)	(240,980)	(100,929)	(100,929)

Weighted-average number of ordinary shares:
	BASIC	DILUTED	BASIC	DILUTED	BASIC	DILUTED
Issued ordinary shares at January 1	133,597,362	133,597,362	132,188,281	132,188,281	132,204,201	132,204,201
Effect of shares issued	(1,839,624)	(1,839,624)	4,599	4,599	31,051,583	31,051,583
Weighted-average number of ordinary shares	131,757,738	131,757,738	132,192,880	132,192,880	163,255,784	163,255,784

Loss per share:
	BASIC	DILUTED	BASIC	DILUTED	BASIC	DILUTED
Loss per share	$(1.01)	$(1.01)	$(1.82)	$(1.82)	$(0.62)	$(0.62)

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1. The denominator has been calculated to reflect the share splits.

The Company’s potentially dilutive securities, which include stock options, convertible preferred shares, convertible notes and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of A Ordinary and common shares outstanding used to calculate both basic and diluted net loss per share attributable to A Ordinary and common shareholders is the same. The Company excluded the following potential A Ordinary shares and common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders and common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	YEAR ENDED DECEMBER 31,
	2020	2021
Convertible preferred shares (as converted to A Ordinary shares)	87,711,133	—
Options to purchase A Ordinary shares	57,212,650	83,573,631
Convertible Debt (as converted to common shares)	25,944,000	—
Warrants to purchase A Ordinary shares	5,430,781	5,430,781
Warrants to purchase common shares	6,200,947	13,578,294
	182,499,511	102,582,706